Capital Stock (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Mar. 15, 2013	Dec. 31, 2012	Aug. 21, 2012 Management Services Agreement [Member] Director [Member]	Aug. 21, 2012 Management Services Agreement [Member] Consultant [Member]	Aug. 21, 2012 Consulting Services Agreement [Member] Consultant [Member]	Mar. 15, 2013 Consulting Services Agreement [Member] Consultants [Member]
Shares Issued	35,159,391		27,610,326	320,000	480,000	300,000	600,000
Share Based Compensation	264,000
Stock Issued to Director (settlement of accounts payable)	$ 5,249,065
Per Share	$ 0.33
Management and Consulting Fee Debts	350,214
Arm's Length Creditor Debt	17,220
Account Payable Settled	321,057
Loss on Settlement of Payables	1,364,757
Due to Director of Company Previous Year Fees	165,019
Due to Directory Owned Company Management Fees	185,194
Due to Arm's Length Creditor	17,220
Per Share (Consultants)		$ 0.49
Recognzed Expense on Shares Issued	$ 588,000
Share Purchase Options	4,140,000
Share Purchase Options, per share	$ 0.10